Leases (Tables)	12 Months Ended
Oct. 31, 2023
Leases [Abstract]
Schedule of ROU office space
ROU office space

Balance, October 31, 2022	$35,730

Addition	-
Accumulated depreciation	(35,381)
Foreign currency fluctuation	(349)

Balance, October 31, 2023	$-

Schedule of Lease Liability
Lease liability

Balance, October 31, 2022	$38,390

Addition	-
Lease payments	(40,922)
Interest expense	2,907
Foreign currency translation	(375)

Balance, October 31, 2023	$-

Schedule of Amounts Recognized in Profit or Loss
Year ended
October 31,
2023
Depreciation	$35,381
Interest	2,907
Foreign currency fluctuation	722

$39,010